COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

The Company does not have any off-balance sheet transactions.

Contractual Obligations

The following illustrates the Company’s contractual obligations as of June 30, 2015 and the respective future commitments related to same:

		Year 1	Year 2	Year 3	Year 4	Year 5
	Total	December 2015	December 2016	December 2017	December 2018	December 2019	Thereafter
Long-Term Debt Obligations	$450,000	$—	$—	450,000	$—	$—	$—
Current Debt Obligations	$300,000	$300,000	$—	—	$—	$—	$—
Capital Leases	$177,875	$22,879	$47,045	47,996	$34,886	$17,287	$7,782
Operating Lease Obligations	$17,329,612	$1,098,239	$2,145,105	2,169,884	$2,137,230	$1,837,408	$7,941,746
Total	$18,257,487	$1,421,118	$2,192,150	2,667,880	$2,172,116	$1,854,695	$7,949,528

Property Lease Obligations. The Company has entered into various operating lease agreements with terms ranging from 5 to 10 years that expire between March 2016 and June 2025. In almost all cases the rent agreements provide for annual rent escalations and abatements. In accordance with ASC 840, the Company has recorded all of the leases on a straight-line basis over the respective lease term. The difference between the rent recorded under ASC 840 and actual lease payments is reflected as deferred rent in the accompanying financial statements. The Company has recorded deferred rent of $1,259,371 as of June 30, 2015 and rent expense of $1,298,327 and 702,321 for the six months ending June 30, 2015 and 2014, respectively, and $646,277 and $364,276 for the three months ending June 30, 2015 and 2014, respectively.

The remaining aggregate lease payments under the operating leases for the Company’s facilities as of June 30, 2015 are as follows:

2015	$1,098,239
2016	2,145,105
2017	2,169,884
2018	2,137,230
2019	1,837,408
Thereafter	7,941,746
$17,329,612

The Company does not have any off-balance sheet transactions.

Contractual Obligations

The following illustrates the Company's contractual obligations as of December 31, 2014 and the respective future commitments related to same:

		Year 1	Year 2	Year 3	Year 4	Year 5
	Total	December 2015	December 2016	December 2017	December 2018	December 2019	Thereafter

Long-Term Debt Obligations	$700,000	$-	$-	$700,000	$-	$-	$-
Related Party Debt Obligations	$200,000	$-	$-	$200,000	$-	$-	$-
Capital Leases	172,960	45,052	40,724	40,723	26,360	12,587	7,395
Operating Lease Obligations	16,834,522	1,887,780	2,009,821	2,028,724	2,005,070	1,705,248	7,197,879
Total	$17,907,482	1,932,832	2,050,545	2,969,447	2,031,430	1,717,835	7,205,274

Property Lease Obligations. The Company has entered into various operating lease agreements with terms ranging from 5 to 20 years that expire between March 2016 and June 2025. In almost all cases the rent agreements provide for annual rent escalations and abatements. In accordance with ASC 840, the Company has recorded all of the leases on a straight-line basis over the respective lease term. The difference between the rent recorded under ASC 840 and actual lease payments is reflected as deferred rent in the accompanying financial statements. The Company has recorded deferred rent of $943,969 and $294,990 as of December 31, 2014 and 2013, respectively, and rent expense of $1,742,732 and $657,590, respectively.

The remaining aggregate lease payments under the operating leases for the Company's facilities as of December 31, 2014 are as follows:

2015	$1,887,780
2016	2,009,821
2017	2,028,724
2018	2,005,070
2019	1,705,248
Thereafter	7,197,879
$16,834,522